Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt, net consisted of the following (in thousands of US$):

	As of	As of
Credit Facility	June 30, 2026	December 31, 2025
Syndicated $450.0 mil. Facility	$—	$335,210
Citibank $382.5 mil. Revolving Credit Facility	—	—
Syndicated $850.0 mil. Facility	—	—
JOLCO Facilities	732,725	79,806
KfW $132.0 mil. Facility	—	—
Senior unsecured notes	500,000	762,766
Total long-term debt	$1,232,725	$1,177,782
Less: Deferred finance costs (long term portion)	(19,016)	(17,032)
Less: Unamortized debt discount	(2,989)	(3,226)
Less: Current portion, gross of deferred finance costs	(26,629)	(285,448)
Total long-term debt net of current portion and long term portion of deferred finance costs	$1,184,091	$872,076

Schedule of JOLCO facilities

Below is a summary of JOLCO facilities (amounts in millions of US$):

			Facility	Balance as of
Vessel/Hull No.	Signing Date	Drawdown Date	Amount	June 30, 2026
Phoebe	October 2025	October 2025	$80.0	$78.6
Greenhouse	December 2025	January 2026	$80.0	$79.1
Interasia Accelerate	March 2026	March 2026	$85.5	$84.5
Interasia Amplify	March 2026	March 2026	$85.5	$84.5
Catherine C	March 2026	March 2026	$100.0	$99.4
Greenland	March 2026	April 2026	$100.0	$99.6
Greenville	March 2026	June 2026	$103.5	$103.5
Greenfield	March 2026	June 2026	$103.5	$103.5
CV5900-09	May 2026	May 2027(1)	$68.0	$—
C7100-9	May 2026	July 2027(1)	$84.0	$—
C7100-10	May 2026	August 2027(1)	$84.0	$—
				$732.7
(1)	The undrawn facility amount is subject to customary conditions precedent to drawdown under the respective agreement.

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to June 30, 2026 are as follows (in thousands of US$):

Principal
Payments due by twelve month period ending:	repayments
June 30, 2027	$26,629
June 30, 2028	31,249
June 30, 2029	33,134
June 30, 2030	35,041
June 30, 2031	37,058
June 30, 2032 and thereafter	1,069,614
Total long-term debt	$1,232,725

Schedule of Interest and finance costs

The amounts of “Interest and finance costs” included in the condensed consolidated income statements are analyzed as follows (in thousands of US$):

	Six months ended June 30,
	2026	2025
Interest on secured and unsecured credit facilities	$34,541	$27,437
Less: Interest capitalized	(16,320)	(9,268)
Amortization of debt issuance costs & debt discount	1,765	1,545
Interest and finance costs	$19,986	$19,714